SHARE-BASED PAYMENT - Restricted Shares Units (Details)			12 Months Ended
	Dec. 03, 2025 shares $ / shares	Dec. 18, 2024 shares $ / shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
SHARE-BASED PAYMENT
Share-based compensation			$ 2,464,626	$ 756,784
Restricted Share Units
SHARE-BASED PAYMENT
Number of units issued | shares	1,015,000	1,000,000
Fair value per unit | $ / shares	$ 0.97	$ 0.3
Share-based compensation			$ 359,283	$ 10,317